Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Mid-Cap Equity Index Fund (Prospectus Summary): | Mid-Cap Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mid-Cap Equity Index Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated June 11, 2012
to Prospectus, dated May 1, 2012

SUPPLEMENT
MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 18 of the Prospectus, the Average Annual Total Returns for the Mid-Cap Equity Index Fund and the S&P Midcap 400 ® Index are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mid-Cap Equity Index Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.72%
Mid-Cap Equity Index Fund | S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.04%